Subsequent Events (Details) - USD ($)					1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended
	Jan. 19, 2023	May 17, 2022	Jan. 25, 2022	Jan. 19, 2022	Jan. 24, 2023	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Purchase aggregate shares								84,000
Initial public offering price percentage	120.00%
Exercisable price (in Dollars per share)								$ 6
Public offering price, percentage								120.00%
Research and development expense (in Dollars)				$ 3,000,000				$ 3,000,000
Shares of common stock		450,000	125,000
Proceeds of warrant exercise (in Dollars)							$ 250,000
Common stock shares								50,000
IPO [Member]
Subsequent Events (Details) [Line Items]
Initial public offering price percentage								6.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Generating gross proceeds (in Dollars)					$ 7,000,000
Authorized capital stock shares	600,000
Shares of common stock					250,000
Proceeds of warrant exercise (in Dollars)					$ 250,000
Pay off (in Dollars)					$ 250,000
Subsequent Event [Member] | IPO [Member]
Subsequent Events (Details) [Line Items]
New shares issued					1,400,000
Exercise price (in Dollars per share)					$ 5
Shares of common stock					1,140,700